Note 6 - Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jan. 03, 2013
Accrued Salary	$ 126,198	$ 144,035
Cash payments made against accrued salary	89,838	47,547
Ardell D. Mees
Annual base salary			72,000
Accrued Salary	$ 72,000	$ 72,000